Tax Matters - Provision for Taxes on Income (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred income taxes on certain current-year funds earned outside of the U.S.	$ 1,100	$ 2,100	$ 2,200
Tax benefits from resolution of certain tax positions	460	360	350
Tax benefit due to adoption of accounting standard	89
Selling, informational and administrative expenses	$ 312	$ 251	$ 362